Submission	Aug. 05, 2025
Submission [Line Items]
Central Index Key	0002070900
Registrant Name	Quantumsphere Acquisition Corp
Registration File Number	333-287672
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A